Income Tax (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of components of income tax

	December 31,
	2025	2024
Current:
State	$271,385	$60,810
Total current	271,385	60,810
Deferred:
Federal	(133,337)	73,897
State	(21,045)	(7,838)
Total Deferred	(154,382)	66,059

Net provision	$117,003	$126,869

Schedule reconciliation of income tax

	December 31, 2025
Tax Computed At The Federal Statutory Rate	$(23,524,962)	21.00%
State Tax, Net Of Fed Tax Benefit	201,325	-0.18%
Nondeductible Expenses	6,138,443	-5.48%
Valuation Allowance	17,119,044	-23.56%
Other/Prior Year True-Up	183,153	0.29%
Provision from income taxes	$117,003	-0.57%

[1]	State taxes in Texas make up the majority (greater than 50%) of the tax effect in this category.

	December 31, 2024
Tax Computed At The Federal Statutory Rate	$(4,634,170)	21.00%
State Tax, Net Of Fed Tax Benefit	(352,031)	1.60%
Nondeductible Expenses	412,439	-1.87%
Flowthrough Entity not Subject to Tax	870,990	-3.95%
Foreign Corporation - Minority Interest	590	0.00%
Non-controlling Interest	(827,332)	3.75%
Valuation Allowance	5,199,892	-23.56%
Stock compensation	(488,445)	2.21%
Rate Change	8,363	-0.04%
Other/Prior Year True-Up	(63,427)	0.29%
Provision from income taxes	$126,869	-0.57%

Schedule of deferred tax assets and liabilities

December 31, 2025
Deferred Tax Assets:
Net Operating Losses	$11,400,601
Intangibles	6,873,705
Stock Compensation	53,210
Reserves	3,581,290
Interest Expense Carryover	3,824,177
Lease Liability	104,795
Fixed Assets	716,718
Accrued Liabilities	386,318
Other	224,860
Total Deferred Tax Assets	27,165,673
Deferred Tax Liabilities:
ROU Asset	(104,794)
Total Deferred Tax Liabilities	(104,794)

Less: Valuation Allowance	(27,060,879)
Net Deferred Asset/(Liability)	$0

December 31, 2024
Deferred Tax Assets:
Net Operating Losses	$7,732,475
Stock Compensation	361,778
Reserves	2,668,891
Leases Liability	1,104,044
Inventory	-
Fixed Assets	417,949
Accrued Liabilities	595,127
Other	85,575
Total Deferred Tax Assets	12,965,839

Deferred Tax Liabilities:
ROU Asset	(1,125,516)
Intangibles	(2,068,818)
Total Deferred Tax Liabilities	(3,194,334)

Less: Valuation Allowance	(9,925,886)
Net deferred tax liability:	$(154,381)